Organizations and Principal Activities (Details) - Schedule of consolidated financial statements of balance sheets - Subsidiaries [Member] ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Organizations and Principal Activities (Details) - Schedule of consolidated financial statements of balance sheets [Line Items]
Cash and cash equivalents	¥ 125,064	$ 19,625	¥ 122,354
Other current assets	382,788	60,068	376,221
Total current assets	507,852	79,693	498,575
Property and equipment, net	229,655	36,038	329,322
Right-of-use assets, net	644,886	101,197	832,411
Goodwill	28,912	4,537	1,440,769
Other non-current assets	333,442	52,324	382,218
Total non-current assets	1,236,895	194,096	2,984,720
TOTAL ASSETS	1,744,747	273,789	3,483,295
Accounts payable	261,204	40,989	267,558
Lease liabilities, current	256,178	40,200	351,225
Other current liabilities	436,031	68,423	447,621
Total current liabilities	953,413	149,612	1,066,404
Lease liabilities, non-current	413,593	64,902	553,034
Other non-current liabilities	24,077	3,778	33,261
Total non-current liabilities	437,670	68,680	586,295
Total liabilities	¥ 1,391,083	$ 218,292	¥ 1,652,699